Financial Instruments and Risk Management (Fair Value And Presentation in the Balance Sheet Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Collars and Forwards
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		$ 6.6
Derivatives | Currency Hedging Derivative Instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ (9.0)
Derivatives | Fuel Options
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.1	$ 0.2
Derivatives | Gold Options
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ (0.8)